SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Pro forma weighted average number of common shares diluted	33,959,755	4,410,595
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Total revenue	$ 3,330,079	$ 4,204,694
Net loss	$ (3,835,160)	$ (24,337,792)
Pro forma loss per common share	$ (0.11)	$ (5.52)
Pro forma weighted average number of common shares basic	33,959,755	4,410,595